Goodwill	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]	Note 12 – Goodwill
	September 30	September 30
	2011	2012
Balance, beginning of period	$39,108	$39,133
Goodwill acquired	25	-
Other	-	552
Balance, end of period	$39,133	$39,685